UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

___________

FORM N-CSR
___________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21719

___________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

___________

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: November 30, 2009

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

ANNUAL REPORT
November 30, 2009

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	2
Fund Expenses	5
Fund Performance and Fund Summary	7
Portfolio of Investments	11
Statement of Assets and Liabilities	28
Statement of Operations	29
Statements of Changes in Net Assets	30
Statement of Cash Flows	32
Financial Highlights	33
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	45
Supplemental Information	46

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

FUND PERFORMANCE

12 Month
		12 Month	Period
		Period	Ending		Since
		Ending	11/30/2009	Since	Inception*
		11/30/2009	(excluding	Inception*	(excluding
		(with impact	impact	(with impact	impact
		of maximum	of maximum	of maximum	of maximum
FUND or INDEX	TICKER	sales charge)	sales charge)	sales charge)	sales charge)
Zacks Multi-Cap
Opportunities Fund - Class A	CZOAX	8.78%	15.42%	(3.34%)	(1.89%)
Russell 3000 Index1			27.17%		(1.47%)
Gross Expense Ratio: 2.07%**

12 Month
		12 Month	Period
		Period	Ending		Since
		Ending	11/30/2009	Since	Inception*
		11/30/2009	(excluding	Inception*	(excluding
		(with impact	impact of	(with impact	impact of
		of maximum	maximum	of maximum	maximum
FUND or INDEX	TICKER	sales charge)	sales charge)	sales charge)	sales charge)
Zacks Market Neutral
Fund - Class A	ZMNAX	(16.05%)	(10.96%)	(13.64%)	(9.76%)
Citigroup 3-Month
T-Bill Index1			0.20%		0.52%
Gross Expense Ratio: 3.13%**

*	The inception dates for the Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund are December 5, 2005 and July 24, 2008, respectively.

**
Zacks Investment Management, Inc. has contractually agreed to waive a portion of its advisory fees and/or assume certain expenses so that Total Annual Fund Operating Expenses for each Fund do not exceed 1.65% with respect to Class A Shares.

A 2.00% redemption fee may apply for Fund Shares redeemed within 30 days of purchase. The maximum sales charge for Class A Shares of each Fund is 5.75%. The performance returns reflect a fee waiver in effect and without the fee waiver, returns would have been reduced. Performance of Fund classes will differ.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-888-453-4003.

1The Russell 3000® Index is a broadly diversified and unmanaged index that tracks the performance of approximately 3,000 of the largest publicly-traded U.S. stocks. The Citigroup 3-Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. Index returns reflect the reinvestment of all distributions. It is not possible to invest directly in an index.

The Zacks Funds are distributed by Grand Distribution Services, LLC. This material must be preceded or accompanied by a current prospectus.

Dear Shareholder:

The good news is that we feel the economic recovery is solid and sustainable. However, the market may have gotten a little ahead of itself and already discounted much of the positive economic news that is now materializing. In order for the market to advance, at its historical post-war annualized rate, the economic recovery needs to have some staying power.

Zacks Multi-Cap Opportunities Fund

The Zacks Multi-Cap Opportunities Fund slightly trailed the market over this year, which we attribute largely to two factors. First, we profess that within the Zacks Multi-Cap Opportunities Fund we had fairly conservative sector weightings coming out of the second quarter. This in turn caused us to trail the market during the large market rally. During the third quarter we moved to a more aggressive allocation that is more in line with our positive outlook for the overall market.

Secondly, our bottom-up fundamental stock selection processes is based on earnings estimate revisions. Earnings and earnings estimate revisions have experienced little predictive ability in this unusual environment. However, we are starting to see earnings come back to the forefront, and the Zacks Multi-Cap Opportunities Fund is beginning to make up some lost ground. We are therefore extremely confident that the Zacks Multi-Cap Opportunities Fund is positioned to outperform the broad market moving forward.

Currently the Fund is being helped by our relative overweighting in consumer discretionary stocks. Although the high unemployment rate will remain an obstacle for consumer spending, historically these cyclical stocks do quite well coming out of a recession. Furthermore, inventories are currently at extremely low levels for retailers. This should boost the margins for retailers as they will not need to do massive discounting as they have over the past year. Given this possibility, we would not be surprised to see many of our holdings actually surprise to the upside come future earnings seasons.

The Fund has maintained a relative underweighting in financial companies. Although financial stocks have historically rebounded nicely after a crisis, Fed policy and government intervention have continued to make it difficult to evaluate financial stocks based on their earnings. Furthermore, the large sum of speculative money that has been chasing beaten down stocks since March has created an extremely volatile sector with rapidly changing valuations. We therefore are maintaining our relative underweighting in this sector.

Zacks Market Neutral Fund

Returns for U.S. market neutral strategies through November 30, 2009, using Hedge Fund Research Inc.’s Hedge Fund Research Index (HFRX) Equity Market Neutral Index as a reference, are lower than any full year’s returns since 1998 (the year of the index’s inception). In general, the poor performance is a result of the V-shaped extreme plunge and sharp recovery that the stock market experienced in a very condensed nine month time frame. The character of the rebound (that is, relative performance being led by stocks that had sold off the most, lower quality stocks and stocks with higher short interest) contributed to the widespread poor performance.

The Zacks Market Neutral Fund has suffered from the same market conditions and factors affecting similar strategies this year. What else accounts for our significant year-to-date under performance? We constantly analyze our process and the results of our most recent analysis support the conclusion that the underperformance is almost entirely attributable to stock selection, as opposed to sector or factor exposure.

So, what is responsible for the poor stock selection? We became caught in overly defensive portfolio holdings in the early part of 2009 and were not able to adjust fast enough to the market ‘surge’ that began in early March. In fact over 60% of the decline in the Fund’s return for 2009 was experienced in the 6 week period from mid-March through April. Our bottom-up fundamental stock selection processes was not yet indicating any positive signs, as is typically the case in the midst of such a severe economic downturn. We remain confident that we have a solid market neutral investment process, and firmly believe it will once again produce positive results in the near term. As we mentioned in the past, the benefit of this strategy can only truly be seen in hindsight. We therefore urge shareholders to have patience with maintaining it as a portion of an overall allocation.

Market Outlook

Most likely, the recession is over and downside risks to the economy will continue to subside. Inventory liquidation will likely slow sharply and housing prices have already begun to bounce off their bottom. Broad financial conditions are improving as seen by the recent rally in stocks and the narrowing of corporate bond spreads over treasuries. Additionally, the dynamics of past recessions show that the strength of the recovery depends on the depth of the recession.

As we are coming out of the worst recession since the late 1950s there is likely potential upside to consensus GDP recovery projections. In the 1957 to 1958 recession, the economy, after experiencing a peak to trough decline of around 3.7%, rose at over 9% in the first four quarters of the recovery. The current recession shows a peak to trough decline slightly higher than what occurred in the late 1950s, but the consensus recovery that is priced into the markets is somewhere between a 2.7% and 3.5% annualized increase in GDP over the next four quarters. If the economic recovery surprises to the upside, as would be projected based on the depth of the recession, the market will likely experience renewed buying interest. It is important to realize that just as a vicious cycle tends to cause recessions to be worse than expected, a virtuous cycle tends to push recoveries to be stronger than anticipated during periods of economic weakness.

Sincerely,

Benjamin L. Zacks	Mitch E. Zacks
Portfolio co-manager	Portfolio co-manager
Zacks Funds	Zacks Funds

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information. In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Zacks Funds
FUND EXPENSES November 30, 2009 (Unaudited)

Expense Example
As a shareholder of the Zacks Multi-Cap Opportunities Fund or the Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/01/09 to 11/30/09 for each Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
FUND EXPENSES November 30, 2009 (Unaudited)

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period
Zacks Multi-Cap Opportunities Fund
Class A
Actual Performance	$1,000.00	$1,161.40	$ 8.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.79	$ 8.35
Class C
Actual Performance	$1,000.00	$1,156.70	$12.98
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.03	$12.12

Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period
Zacks Market Neutral Fund
Class A
Actual Performance	$1,000.00	$ 957.70	$21.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.69	$22.41
Class C
Actual Performance	$1,000.00	$ 953.80	$26.96
Hypothetical (5% annual return before expenses)	$1,000.00	$ 997.47	$27.57

Expenses are equal to the Fund’s annualized expense ratio of 4.46% and 5.51% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Multi-Cap Opportunities Fund
FUND PERFORMANCE AND FUND SUMMARY November 30, 2009 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund's Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Russell 3000 Index. Results include the reinvestment of all dividends and capital gains. Results for the Fund's Class C shares would be different.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charges, which would lower performance. The index is unmanaged and it is not possible to invest in an index. Index data source: www.russell.com.

Average Annual Total Returns as of November 30, 2009

		Since Inception*
Share Class	One Year	(annualized)
Unadjusted for sales charges or CDSC
Class A	15.42%	(1.89%)
Class C	14.61%	(2.63%)
Adjusted for the maximum sales charge or CDSC
Class A	8.78%	(3.34%)
Class C	13.61%	(2.63%)
Russell 3000 Index	27.17%	(1.47%)

*	Inception date 12/5/05.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maximum sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18. The total returns of individual share classes will differ due to varying sales charges and expenses between the classes. Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks Multi-Cap Opportunities Fund
FUND PERFORMANCE AND FUND SUMMARY November 30, 2009 (Unaudited) (continued)

% of
Sector Breakdown	Net Assets
Information Technology	20.4%
Health Care	13.6%
Energy	11.6%
Consumer Staples	10.4%
Consumer Discretionary	10.1%
Financials	8.1%
Industrials	6.7%
Exchange-Traded Funds	6.5%
Materials	4.5%
Utilities	3.9%
Telecommunication Services	3.1%
Total Investments	98.9%
Short-Term Investments	1.5%
Liabilities in excess of Other Assets	(0.4%)
Net Assets	100.0%

% of
Top Ten Holdings	Net Assets
Chevron Corp.	2.2%
Financial Select Sector SPDR Fund	2.2%
BP PLC	2.0%
Colgate-Palmolive Co.	2.0%
priceline.com, Inc.	1.9%
Apache Corp.	1.8%
EMC Corp.	1.8%
Exxon Mobil Corp.	1.7%
Teva Pharmaceutical Industries Ltd.	1.7%
iShares Russell 2000 Index Fund	1.6%

Sectors and holdings are as a percentage of net assets, and are subject to change daily. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Zacks Market Neutral Fund
FUND PERFORMANCE AND FUND SUMMARY November 30, 2009 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Citigroup 3 Month T-Bill Index. Results include the reinvestment of all dividends and capital gains. Results for the Fund’s Class C shares would be different.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. It is not possible to invest directly in an index. Performance for the Citigroup 3 Month T-Bill Index is not available from 7/24/08 (the Fund’s inception date). For that reason, performance for the benchmark is shown from July 31, 2008.

Average Annual Total Returns as of November 30, 2009

		Since Inception*
Share Class	One Year	(annualized)
Unadjusted for sales charges or CDSC
Class A	(10.96%)	(9.76%)
Class C	(11.66%)	(10.42%)
Adjusted for the maximum sales charge or CDSC
Class A	(16.05%)	(13.64%)
Class C	(12.54%)	(10.42%)
Citigroup 3 Month T-Bill Index	0.20%	0.52%

*	Inception date 7/24/08.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maximum sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18. The total returns of individual share classes will differ due to varying sales charges and expenses between the classes. Returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.

The Fund’s Advisor has waived fees or expenses; absent such waivers, the Fund’s returns would have been lower.

Zacks Market Neutral Fund
FUND PERFORMANCE AND FUND SUMMARY November 30, 2009 (Unaudited) (continued)

% of
Sector Breakdown	Net Assets
Information Technology	20.1%
Industrials	16.8%
Consumer Discretionary	14.3%
Health Care	13.7%
Consumer Staples	10.1%
Utilities	3.6%
Energy	3.1%
Telecommunication Services	2.6%
Materials	2.5%
Exchange-Traded Funds	0.9%
Financials	0.8%
Total Investments	88.5%
Short-Term Investments	10.3%
Other Assets in excess of Liabilities	1.2%
Net Assets	100.0%

% of
Top Ten Holdings	Net Assets
Colgate-Palmolive Co.	1.6%
priceline.com, Inc.	1.6%
Bristol-Myers Squibb Co.	1.5%
Johnson & Johnson	1.5%
Union Pacific Corp.	1.5%
PepsiCo, Inc.	1.5%
Grupo Televisa SA	1.4%
NetApp, Inc.	1.4%
Teva Pharmaceutical Industries Ltd.	1.4%
OGE Energy Corp.	1.2%

Sectors and holdings are as a percentage of net assets, and are subject to change daily. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	COMMON STOCKS - 92.4%
	CONSUMER DISCRETIONARY 10.1%
4,462	Best Buy Co., Inc.	$191,107
2,772	Carter’s, Inc.*	60,291
4,811	Dollar Tree, Inc.*	235,595
3,438	Fuel Systems Solutions, Inc.*	165,849
8,198	Gap, Inc.	175,601
4,287	Guess?, Inc.	158,833
6,426	McDonald’s Corp.	406,445
2,273	priceline.com, Inc.*	486,695
5,760	Ross Stores, Inc.	253,325
5,951	TJX Cos., Inc.	228,399
7,291	Walt Disney Co.	220,334
		2,582,474
	CONSUMER STAPLES - 10.4%
4,528	Church & Dwight Co., Inc.	267,333
6,109	Colgate-Palmolive Co.	514,317
6,234	Corn Products International, Inc.	174,801
5,127	Dr. Pepper Snapple Group, Inc.*	134,276
5,460	General Mills, Inc.	371,280
15,456	Hain Celestial Group, Inc.*	268,007
1,823	JM Smucker Co.	107,703
5,627	NBTY, Inc.*	225,868
5,011	PepsiCo, Inc.	311,784
5,327	Wal-Mart Stores, Inc.	290,588
		2,665,957
	ENERGY - 11.6%
4,811	Apache Corp.	458,392
3,804	Arena Resources, Inc.*	155,546
9,064	BP PLC - ADR	518,279
7,374	Chevron Corp.	575,467
3,945	Diamond Offshore Drilling, Inc.	392,685
5,843	Exxon Mobil Corp.	438,634
3,746	Marathon Oil Corp.	122,195
2,206	National Oilwell Varco, Inc.	94,902
2,248	Schlumberger Ltd.	143,625
2,090	Unit Corp.*	78,605
		2,978,330
	FINANCIALS - 8.1%
1,291	Affiliated Managers Group, Inc.*	84,186
5,152	Allied World Assurance Co. Holdings Ltd.	246,214
2,472	Argo Group International Holdings Ltd.*	72,108
2,755	Bank of Montreal	140,891
591	BlackRock, Inc.	134,204
3,721	Credit Suisse Group A.G. - ADR	195,018
3,721	Delphi Financial Group, Inc. - Class A	81,341
3,047	Franklin Resources, Inc.	329,167
1,116	Goldman Sachs Group, Inc.	189,341
2,456	PNC Financial Services Group, Inc.	140,017

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	FINANCIALS (continued)
5,294	Rayonier, Inc. - REIT	$210,383
5,227	U.S. Bancorp	126,127
5,111	W.R. Berkley Corp.	126,293
		2,075,290

	HEALTH CARE - 13.6%
1,865	Auxilium Pharmaceuticals, Inc.*	65,033
7,141	Baxter International, Inc.	389,542
16,047	Bristol-Myers Squibb Co.	406,150
2,056	Covidien PLC	96,262
4,154	Hospira, Inc.*	195,030
6,111	Johnson & Johnson	384,015
3,238	Laboratory Corp. of America Holdings*	236,244
3,747	McKesson Corp.	232,389
5,285	Medco Health Solutions, Inc.*	333,801
9,688	Merck & Co., Inc.	350,802
1,499	Mettler-Toledo International, Inc.*	149,121
5,760	Perrigo Co.	231,206
8,124	Teva Pharmaceutical Industries Ltd. - ADR	428,866
		3,498,461

	INDUSTRIALS - 6.7%
3,108	Eaton Corp.	198,601
5,469	Emerson Electric Co.	226,471
5,735	Illinois Tool Works, Inc.	278,950
2,422	Middleby Corp.*	108,627
3,762	Norfolk Southern Corp.	193,367
4,944	Raytheon Co.	254,764
2,073	Triumph Group, Inc.	99,483
4,803	Tyco International Ltd.	172,284
3,246	United Parcel Service, Inc. - Class B	186,548
		1,719,095

	INFORMATION TECHNOLOGY - 20.4%
9,672	Altera Corp.	203,402
4,891	Analog Devices, Inc.	146,681
2,447	CACI International, Inc. - Class A*	113,590
15,373	Cisco Systems, Inc.*	359,728
9,821	Corning, Inc.	163,814
11,045	eBay, Inc.*	270,271
27,075	EMC Corp.*	455,672
5,610	F5 Networks, Inc.*	263,838
3,388	Global Payments, Inc.	173,669
382	Google, Inc. - Class A*	222,706
6,675	Hewlett-Packard Co.	327,476
17,803	Intel Corp.	341,818
2,930	International Business Machines Corp.	370,205
21,906	Jabil Circuit, Inc.	291,569
1,424	Mastercard, Inc. - Class A	342,985
6,467	McAfee, Inc.*	246,716
4,611	MEMC Electronic Materials, Inc.*	55,516
2,913	Monolithic Power Systems, Inc.*	62,630
8,323	Novellus Systems, Inc.*	172,203

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	INFORMATION TECHNOLOGY (continued)
13,575	Oracle Corp.	$299,736
12,289	Seagate Technology	185,933
3,613	Solera Holdings, Inc.	126,310
1,780	Sourcefire, Inc.*	34,941
		5,231,409

	MATERIALS - 4.5%
3,837	Albemarle Corp.	129,499
2,847	Ashland, Inc.	102,293
9,622	Barrick Gold Corp.	410,763
6,509	Commercial Metals Co.	103,493
5,294	Owens-Illinois, Inc.*	165,543
5,885	Scotts Miracle-Gro Co. - Class A	234,988
		1,146,579

	TELECOMMUNICATION SERVICES - 3.1%
9,230	AT&T, Inc.	248,656
8,215	Syniverse Holdings, Inc.*	130,290
6,509	Verizon Communications, Inc.	204,773
8,889	Vodafone Group PLC - ADR	201,692
		785,411

	UTILITIES - 3.9%
5,169	California Water Service Group	189,082
12,027	DPL, Inc.	323,045
8,498	Pinnacle West Capital Corp.	298,195
5,044	Progress Energy, Inc.	197,170
		1,007,492

	TOTAL COMMON STOCKS
	(Cost $20,115,600)	23,690,498

	EXCHANGE-TRADED FUNDS - 6.5%
37,595	Financial Select Sector SPDR Fund	551,895
7,241	iShares Russell 2000 Index Fund	420,702
17,528	SPDR KBW Bank ETF	387,369
4,936	SPDR KBW Regional Banking ETF	103,804
1,765	SPDR Trust Series 1	193,938

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $1,290,828)	1,657,708

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 1.5%
$382,921	UMB Money Market Fiduciary, 0.03%‡	382,921

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $382,921)	382,921

	TOTAL INVESTMENTS - 100.4%
	(Cost $21,789,349)	25,731,127
	Liabilities less other assets - (0.4)%	(107,057)

	TOTAL NET ASSETS - 100.0%	$25,624,070

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

*	Non-income producing security.
‡	The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	COMMON STOCKS - 87.6%
	CONSUMER DISCRETIONARY - 14.3%
8,284	AnnTaylor Stores Corp.*	$115,810
1,527	Apollo Group, Inc. - Class A*+	87,146
2,707	Autoliv, Inc.	109,931
23,870	Best Buy Co., Inc.+	1,022,352
29,760	Big Lots, Inc.*+	686,266
14,587	Callaway Golf Co.	104,589
5,689	Cato Corp. - Class A	108,831
9,434	Chico’s FAS, Inc.*	132,736
26,212	CROCS, Inc.*+	127,653
1,812	Daimler AG	92,285
14,347	Dana Holding Corp.*	104,446
5,245	Dick’s Sporting Goods, Inc.*	108,886
8,479	Dillard’s, Inc. - Class A	144,058
22,165	Dollar Tree, Inc.*+	1,085,420
3,492	DreamWorks Animation SKG, Inc. - Class A*	116,877
6,704	Dress Barn, Inc.*	143,935
3,822	Drew Industries, Inc.*	73,956
11,531	Finish Line - Class A	102,049
3,891	Fossil, Inc.*	120,037
5,740	Gap, Inc.	122,951
4,343	Garmin Ltd.	129,769
6,668	Gentex Corp.	110,822
70,990	Grupo Televisa SA – ADR+	1,460,264
8,329	Helen of Troy Ltd.*	171,161
4,161	International Speedway Corp. - Class A	112,222
19,995	Johnson Controls, Inc.+	540,865
38,719	Jones Apparel Group, Inc.+	656,287
9,123	Kirkland’s, Inc.*	138,943
12,749	La-Z-Boy, Inc.*	121,753
5,132	Liberty Media Corp. - Capital*	113,366
2,414	Mohawk Industries, Inc.*	99,167
4,232	Morningstar, Inc.*	196,196
9,920	O’Reilly Automotive, Inc.*+	384,698
14,105	Penn National Gaming, Inc.*+	377,873
4,617	Phillips-Van Heusen Corp.	184,680
7,595	priceline.com, Inc.*+	1,626,241
22,320	Ross Stores, Inc.+	981,634
8,980	Skechers U.S.A., Inc. - Class A*+	198,278
9,746	Stage Stores, Inc.	117,829
11,409	Stein Mart, Inc.*	117,170
1,726	Steiner Leisure Ltd.*	68,263
8,834	Sturm Ruger & Co., Inc.	95,054
10,337	Timberland Co. - Class A*	172,628
28,675	TJX Cos., Inc.+	1,100,547
2,463	Tractor Supply Co.*	114,998
4,581	Warnaco Group, Inc.*+	186,493
6,219	Williams-Sonoma, Inc.	126,370
		14,413,785

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	CONSUMER STAPLES - 10.1%
15,810	Alberto-Culver Co.+	$445,051
5,499	Andersons, Inc.	143,689
2,610	Boston Beer Co., Inc. - Class A*	109,855
10,518	Central Garden and Pet Co.*	91,717
11,224	Central Garden and Pet Co. - Class A*	92,598
58,125	Coca-Cola Enterprises, Inc.+	1,142,156
19,375	Colgate-Palmolive Co.+	1,631,181
19,065	Corn Products International, Inc.+	534,583
21,398	Darling International, Inc.*	152,354
6,099	Diamond Foods, Inc.	188,337
8,319	Fresh Del Monte Produce, Inc.*+	180,772
25,730	H.J. Heinz Co.+	1,092,238
46,035	Hain Celestial Group, Inc.*+	798,247
39,215	Kraft Foods, Inc. - Class A+	1,042,335
19,840	NBTY, Inc.*+	796,378
24,025	PepsiCo, Inc.+	1,494,835
5,412	Sanderson Farms, Inc.	217,400
		10,153,726

	ENERGY - 3.1%
16,276	Cal Dive International, Inc.*	118,164
14,293	Complete Production Services, Inc.*+	148,504
12,531	CVR Energy, Inc.*	91,852
2,894	Dawson Geophysical Co.*	62,626
4,843	Gulfmark Offshore, Inc.*+	132,020
5,331	Holly Corp.+	135,674
7,437	Nabors Industries Ltd.*	153,574
3,412	National Oilwell Varco, Inc.	146,784
7,145	Nordic American Tanker Shipping Ltd.	228,426
2,892	Oceaneering International, Inc.*	157,990
4,251	Oil States International, Inc.*	152,483
12,939	Patriot Coal Corp.*+	158,503
3,814	Pioneer Natural Resources Co.	157,709
10,364	Rosetta Resources, Inc.*	163,233
5,008	Smith International, Inc.+	136,117
4,039	T-3 Energy Services, Inc.*+	100,813
15,723	Tetra Technologies, Inc.*+	162,890
4,691	Tidewater, Inc.	210,861
3,628	Unit Corp.*	136,449
2,603	Whiting Petroleum Corp.*	162,037
3,053	World Fuel Services Corp.+	162,359
		3,079,068

	FINANCIALS - 0.8%
9,145	Aflac, Inc.+	420,945
8,300	Commerce Bancshares, Inc.+	333,670
28,644	FelCor Lodging Trust, Inc. - REIT*	96,530
		851,145

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	HEALTH CARE - 13.7%
4,662	Abaxis, Inc.*	$104,755
7,536	Align Technology, Inc.*	123,289
2,689	Amedisys, Inc.*	99,601
40,191	AmerisourceBergen Corp.+	992,316
10,850	Bio-Rad Laboratories, Inc. - Class A*+	1,049,086
61,535	Bristol-Myers Squibb Co.+	1,557,451
18,755	Covidien PLC+	878,109
4,885	Endo Pharmaceuticals Holdings, Inc.*	107,617
9,778	ev3, Inc.*	124,181
3,176	Genoptix, Inc.*	115,130
5,185	Hill-Rom Holdings, Inc.	115,003
6,203	Immucor, Inc.*	114,445
24,335	Johnson & Johnson+	1,529,211
7,124	Kindred Healthcare, Inc.*	105,863
20,460	Life Technologies Corp.*+	1,018,499
19,145	McKesson Corp.+	1,187,373
18,910	Medco Health Solutions, Inc.*+	1,194,356
5,873	Molina Healthcare, Inc.*	122,746
10,484	Omnicell, Inc.*	106,937
5,127	Par Pharmaceutical Cos., Inc.*	121,612
19,530	Quest Diagnostics, Inc.+	1,131,568
21,724	Questcor Pharmaceuticals, Inc.*	93,413
2,328	ResMed, Inc.*	117,029
20,705	Sunrise Senior Living, Inc.*	64,807
26,148	Teva Pharmaceutical Industries Ltd. – ADR+	1,380,353
2,806	Varian Medical Systems, Inc.*	131,152
3,117	Watson Pharmaceuticals, Inc.*+	115,609
		13,801,511

	INDUSTRIALS - 16.8%
20,469	A.O. Smith Corp.	858,061
14,724	Actuant Corp. - Class A	240,443
8,552	AGCO Corp.*+	259,211
7,595	Alliant Techsystems, Inc.*+	651,043
8,176	Apogee Enterprises, Inc.	111,929
7,072	Applied Signal Technology, Inc.	139,813
22,785	Armstrong World Industries, Inc.*+	943,983
3,628	ATC Technology Corp.*	79,889
8,370	Avery Dennison Corp.	314,377
10,899	Briggs & Stratton Corp.	205,555
2,936	Carlisle Cos., Inc.	94,275
15,350	Comfort Systems USA, Inc.	174,837
13,470	Cubic Corp.+	469,025
21,235	Cummins, Inc.+	953,452
33,635	Deluxe Corp.+	433,892
29,075	DryShips, Inc.*+	177,939
10,230	Eaton Corp.	653,697
7,113	EMCOR Group, Inc.*	169,289
18,135	Emerson Electric Co.+	750,970
2,615	Esterline Technologies Corp.*	105,620
30,181	Excel Maritime Carriers Ltd.*	208,551

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	INDUSTRIALS (continued)
4,383	Franklin Electric Co., Inc.+	$120,708
8,185	FreightCar America, Inc.	149,376
2,715	Harsco Corp.	84,246
8,992	Huron Consulting Group, Inc.*+	205,018
7,118	Ingersoll-Rand Co., Ltd. - Class A	251,764
1,800	ITT Corp.	93,096
3,852	Jacobs Engineering Group, Inc.*	134,782
10,176	KBR, Inc.+	189,579
1,482	L-3 Communications Holdings, Inc.	116,144
7,327	Lindsay Corp.+	257,104
2,259	Northrop Grumman Corp.	123,793
3,916	Northwest Pipe Co.*	98,957
3,037	Powell Industries, Inc.*	106,599
41,075	RR Donnelley & Sons Co.+	845,324
8,630	Shaw Group, Inc.*+	246,214
28,210	SYKES Enterprises, Inc.*+	692,556
4,246	Tennant Co.	115,576
9,060	Tetra Tech, Inc.*	238,640
7,515	Timken Co.	185,395
7,936	Titan International, Inc.	65,710
3,006	Toro Co.	119,759
4,681	Trex Co., Inc.*	83,930
11,658	Trinity Industries, Inc.+	219,987
2,275	Triumph Group, Inc.	109,177
22,475	Tyco International Ltd.+	806,178
23,870	Union Pacific Corp.+	1,510,016
16,120	United Technologies Corp.+	1,083,909
4,471	Universal Forest Products, Inc.	160,688
2,260	Valmont Industries, Inc.	173,206
4,765	Watson Wyatt Worldwide, Inc. - Class A	196,985
10,218	Werner Enterprises, Inc.+	190,668
		16,970,935

	INFORMATION TECHNOLOGY - 20.1%
5,616	Accenture Ltd. - Class A	230,481
3,959	Advent Software, Inc.*	150,125
28,210	Altera Corp.+	593,256
32,860	Analog Devices, Inc.+	985,471
59,520	Applied Materials, Inc.+	732,691
14,378	Arris Group, Inc.*	143,636
5,991	Atheros Communications, Inc.*	170,564
6,423	Avnet, Inc.*	175,027
7,227	AVX Corp.	87,158
5,416	Broadcom Corp. - Class A*	158,147
32,550	Cisco Systems, Inc.*	761,670
16,578	Cogent, Inc.*	141,410
23,786	Compuware Corp.*	165,075
4,890	Comtech Telecommunications Corp.*	140,539
19,915	Convergys Corp.*+	222,650
8,758	DealerTrack Holdings, Inc.*	149,411
5,195	DG FastChannel, Inc.*	140,005

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	INFORMATION TECHNOLOGY (continued)
19,056	Earthlink, Inc.	$156,831
51,770	EMC Corp.*+	871,289
11,089	EPIQ Systems, Inc.*	143,603
21,855	F5 Networks, Inc.*+	1,027,841
3,236	Factset Research Systems, Inc.+	234,125
17,078	Global Payments, Inc.+	875,418
23,285	Harris Stratex Networks, Inc. - Class A*+	146,230
16,275	Hewitt Associates, Inc. - Class A*+	653,929
23,250	Hewlett-Packard Co.+	1,140,645
7,288	i2 Technologies, Inc.*	134,099
7,321	Ingram Micro, Inc. - Class A*	124,384
10,304	Insight Enterprises, Inc.*	104,586
56,730	Intel Corp.+	1,089,216
5,580	International Business Machines Corp.+	705,033
7,566	j2 Global Communications, Inc.*	150,412
70,835	Jabil Circuit, Inc.+	942,814
14,570	JDA Software Group, Inc.*+	342,104
7,208	Manhattan Associates, Inc.*	169,820
3,525	Mantech International Corp. - Class A*	152,562
10,878	Marvell Technology Group Ltd.*	167,739
2,945	Mastercard, Inc. - Class A+	709,333
5,948	Micros Systems, Inc.*	166,901
10,935	Microsemi Corp.*	166,540
4,546	Multi-Fineline Electronix, Inc.*	113,332
45,570	NetApp, Inc.*+	1,404,467
9,174	Netgear, Inc.*	182,104
14,014	Novatel Wireless, Inc.*	117,437
11,944	Omnivision Technologies, Inc.*	166,738
35,805	Oracle Corp.+	790,574
6,310	Plantronics, Inc.	146,076
19,255	Sapient Corp.*	141,717
12,992	Sigma Designs, Inc.*	151,747
8,071	SRA International, Inc. - Class A*	145,682
3,977	Sybase, Inc.*	160,034
7,167	Synopsys, Inc.*	161,042
3,107	Tech Data Corp.*	130,836
19,878	TeleCommunication Systems, Inc. - Class A*	167,572
24,097	Tellabs, Inc.*	135,184
5,868	Teradata Corp.*	171,932
9,909	Total System Services, Inc.	171,227
12,418	Valueclick, Inc.*	117,102
4,532	Western Digital Corp.*+	166,959
		20,264,532

	MATERIALS - 2.5%
4,386	Arch Chemicals, Inc.	117,589
30,569	Ashland, Inc.+	1,098,344
19,530	Crown Holdings, Inc.*+	491,570
8,050	Glatfelter	89,516
2,689	Haynes International, Inc.	72,065
5,694	Olympic Steel, Inc.	157,894

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	MATERIALS (continued)
4,085	Reliance Steel & Aluminum Co.	$166,995
3,374	Schnitzer Steel Industries, Inc. - Class A	150,548
6,608	Valspar Corp.	173,262
		2,517,783

	TELECOMMUNICATION SERVICES - 2.6%
39,060	AT&T, Inc.+	1,052,276
8,224	CenturyTel, Inc.+	292,692
8,536	Telephone & Data Systems, Inc.+	260,263
46,345	Vodafone Group PLC – ADR+	1,051,568
		2,656,799

	UTILITIES - 3.6%
9,511	Atmos Energy Corp.+	260,506
13,501	Avista Corp.+	280,956
7,861	Integrys Energy Group, Inc.	302,963
4,307	Laclede Group, Inc.+	134,852
5,703	National Fuel Gas Co.+	267,072
7,252	Nicor, Inc.+	283,988
9,878	NRG Energy, Inc.*+	236,479
34,875	OGE Energy Corp.+	1,206,675
8,259	Southwest Gas Corp.+	216,468
5,128	UIL Holdings Corp.	138,251
8,145	WGL Holdings, Inc.+	256,405
		3,584,615

	TOTAL COMMON STOCKS
	(Cost $75,449,588)	88,293,899

	EXCHANGE-TRADED FUNDS - 0.9%
62,000	Financial Select Sector SPDR Fund+	910,160

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $633,284)	910,160

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 10.3%
$10,415,082	UMB Money Market Fiduciary, 0.03%‡	10,415,082

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,415,082)	10,415,082

	TOTAL INVESTMENTS - 98.8%
	(Cost $86,497,954)	99,619,141
	Other assets less liabilities - 1.2%	1,198,307

	NET ASSETS - 100.0%	$100,817,448

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
SECURITIES SOLD SHORT – 88.5%

	COMMON STOCKS – 88.1%
	CONSUMER DISCRETIONARY – 13.9%
77,500	99 Cents Only Stores*	$931,550
3,545	Aeropostale, Inc.*	111,667
4,479	America’s Car-Mart, Inc.*	108,347
2,945	Blyth, Inc.	95,801
13,313	BorgWarner, Inc.	402,186
4,528	Career Education Corp.*	117,864
13,795	CEC Entertainment, Inc.*	402,262
4,118	Childrens Place Retail Stores, Inc.*	131,447
10,075	Choice Hotels International, Inc.	315,851
4,914	Citi Trends, Inc.*	134,054
2,525	Deckers Outdoor Corp.*	233,891
2,054	DeVry, Inc.	111,573
24,335	DISH Network Corp. - Class A	503,978
27,900	Family Dollar Stores, Inc.	851,229
12,348	Foot Locker, Inc.	117,183
38,927	GameStop Corp. - Class A*	950,208
15,965	Genuine Parts Co.	572,026
4,104	Hasbro, Inc.	121,684
7,141	Hibbett Sports, Inc.*	135,036
17,205	Honda Motor Co., Ltd. - ADR	533,183
17,880	HOT Topic, Inc.*	102,631
7,822	Jakks Pacific, Inc.*	94,333
25,730	K-Swiss, Inc. - Class A	224,623
6,381	K12, Inc.*	114,348
6,150	LKQ Corp.*	107,194
48,515	Lowe’s Cos., Inc.	1,058,112
6,258	Lumber Liquidators, Inc.*	147,814
5,804	Mattel, Inc.	112,946
21,655	Pacific Sunwear Of California, Inc.*	72,328
3,953	Peet’s Coffee & Tea, Inc.*	128,710
25,560	Pulte Homes, Inc.*	233,618
9,150	Scholastic Corp.	230,672
14,260	Sherwin-Williams Co.	867,578
10,006	Shutterfly, Inc.*	143,486
23,030	Smith & Wesson Holding Corp.*	113,768
18,445	Staples, Inc.	430,137
17,670	Thomson Reuters Corp.	560,316
8,281	True Religion Apparel, Inc.*	152,702
4,519	Urban Outfitters, Inc.*	142,981
3,059	Vail Resorts, Inc.*	118,659
4,960	VF Corp.	360,691
10,075	WMS Industries, Inc.*	391,716
30,070	Yum! Brands, Inc.	1,060,569
10,136	Zumiez, Inc.*	110,786
		13,961,738

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	CONSUMER STAPLES – 10.6%
7,467	Archer-Daniels-Midland Co.	$230,058
3,388	Bunge Ltd.	209,717
8,777	Cal-Maine Foods, Inc.	240,841
14,260	Clorox Co.	859,450
17,515	Coca-Cola Co.	1,001,858
24,490	ConAgra Foods, Inc.	543,433
10,385	Costco Wholesale Corp.	622,165
3,906	CVS Caremark Corp.	121,125
6,243	Hormel Foods Corp.	234,238
9,920	Lorillard, Inc.	772,867
25,265	McCormick & Co., Inc.	901,455
15,655	Procter & Gamble Co.	976,089
14,725	Ralcorp Holdings, Inc.*	852,872
4,583	Reynolds American, Inc.	228,967
33,128	Ruddick Corp.	881,867
36,735	Sysco Corp.	993,315
9,765	United Natural Foods, Inc.*	246,176
5,168	Universal Corp.	221,759
22,320	Whole Foods Market, Inc.*	572,508
		10,710,760

	ENERGY – 2.5%
1,920	Apache Corp.	182,938
5,126	Atwood Oceanics, Inc.*	193,148
26,954	BPZ Resources, Inc.*	196,225
2,596	Chevron Corp.	202,592
2,738	Exxon Mobil Corp.	205,542
12,706	Frontier Oil Corp.	146,500
3,135	Murphy Oil Corp.	176,783
32,206	Parker Drilling Co.*	161,030
11,655	Patterson-UTI Energy, Inc.	179,370
7,168	PetroHawk Energy Corp.*	160,133
6,493	Plains Exploration & Production Co.*	176,674
6,040	Pride International, Inc.*	191,045
6,075	Sunoco, Inc.	153,090
12,055	Tesoro Corp.	154,063
		2,479,133

	FINANCIALS – 1.7%
11,315	Cullen/Frost Bankers, Inc.	543,346
25,110	Discover Financial Services	388,201
4,145	Leucadia National Corp.*	89,200
18,910	Marsh & McLennan Cos., Inc.	426,421
5,735	State Street Corp.	236,855
		1,684,023

	HEALTH CARE – 13.3%
7,095	ABIOMED, Inc.*	60,024
30,519	Aetna, Inc.	888,408
517	Alcon, Inc.	76,454
2,082	AMAG Pharmaceuticals, Inc.*	77,846

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	HEALTH CARE (continued)
3,255	AMERIGROUP Corp.*	$77,176
1,889	athenahealth, Inc.*	79,149
2,278	Auxilium Pharmaceuticals, Inc.*	79,434
13,175	Becton, Dickinson and Co.	985,490
10,850	C.R. Bard, Inc.	891,979
24,490	Cardinal Health, Inc.	789,313
10,744	CardioNet, Inc.*	52,323
5,201	Cepheid, Inc.*	64,388
4,030	Cerner Corp.*	303,419
12,090	Charles River Laboratories International, Inc.*	388,694
1,704	Computer Programs & Systems, Inc.	78,708
3,376	Conmed Corp.*	70,187
10,135	Cypress Bioscience, Inc.*	53,715
9,455	DaVita, Inc.*	560,114
14,260	DENTSPLY International, Inc.	475,143
10,540	Gilead Sciences, Inc.*	485,367
1,390	Haemonetics Corp.*	74,198
4,708	Health Net, Inc.*	99,904
20,305	Healthways, Inc.*	348,637
1,782	HMS Holdings Corp.*	78,782
55,490	Hologic, Inc.*	802,940
6,665	Illumina, Inc.*	192,752
4,550	Luminex Corp.*	62,335
2,470	Magellan Health Services, Inc.*	90,822
2,615	Masimo Corp.*	68,931
3,262	Medicis Pharmaceutical Corp. - Class A	76,951
2,224	Merck & Co., Inc.	80,531
20,305	Novartis AG - ADR	1,128,958
62,000	Pfizer, Inc.	1,126,540
49,985	Pharmaceutical Product Development, Inc.	1,071,678
1,190	Quality Systems, Inc.	70,793
5,077	Quidel Corp.*	63,818
10,822	Rigel Pharmaceuticals, Inc.*	81,923
18,135	St. Jude Medical, Inc.*	665,736
23,560	VCA Antech, Inc.*	534,105
4,693	Volcano Corp.*	69,128
3,609	Zoll Medical Corp.*	88,817
		13,415,610

	INDUSTRIALS – 18.3%
7,356	ABM Industries, Inc.	135,571
8,575	Administaff, Inc.	191,137
3,634	Aerovironment, Inc.*	104,441
5,567	Allegiant Travel Co.*	229,527
28,210	American Reprographics Co.*	156,848
2,327	Ameron International Corp.	132,546
7,530	Astec Industries, Inc.*	187,949
12,710	Badger Meter, Inc.	447,138
10,143	Brink’s Co.	228,015
6,169	Bucyrus International, Inc.	319,493
3,754	C.H. Robinson Worldwide, Inc.	209,248

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	INDUSTRIALS (continued)
26,815	Cintas Corp.	$753,233
3,184	CLARCOR, Inc.	101,474
8,858	Corporate Executive Board Co.	185,664
9,630	Danaher Corp.	682,960
5,709	Encore Wire Corp.	113,609
8,366	EnPro Industries, Inc.*	191,916
15,655	ESCO Technologies, Inc.*	522,877
36,735	Expeditors International of Washington, Inc.	1,172,949
23,250	Fastenal Co.	862,110
2,425	Flowserve Corp.	241,190
12,245	Fluor Corp.	520,168
9,110	Forward Air Corp.	206,433
12,048	General Dynamics Corp.	793,963
25,575	General Electric Co.	409,711
11,709	Geo Group, Inc.*	232,775
5,197	Granite Construction, Inc.	155,754
7,228	Healthcare Services Group, Inc.	142,319
45,671	Heartland Express, Inc.	673,647
6,862	Heidrick & Struggles International, Inc.	193,851
13,640	Herman Miller, Inc.	207,192
8,114	Kansas City Southern*	232,304
10,256	Kennametal, Inc.	230,760
12,494	Knight Transportation, Inc.	212,523
11,515	Korn/Ferry International*	186,773
15,190	Lockheed Martin Corp.	1,173,124
11,363	Monster Worldwide, Inc.*	166,013
15,810	Navigant Consulting, Inc.*	209,482
39,835	PACCAR, Inc.	1,477,082
38,440	Pitney Bowes, Inc.	885,658
1,135	Precision Castparts Corp.	117,677
44,485	Republic Services, Inc.	1,254,477
12,849	Resources Connection, Inc.*	247,600
2,183	Rockwell Collins, Inc.	116,703
4,613	School Specialty, Inc.*	105,176
1,842	SPX Corp.	98,160
19,135	Steelcase, Inc. - Class A	104,477
12,006	TBS International Ltd. - Class A*	93,046
8,640	Titan Machinery, Inc.*	97,027
7,119	Tutor Perini Corp.*	118,318
5,270	Valmont Industries, Inc.	403,893
5,440	Viad Corp.	100,477
2,856	Watsco, Inc.	143,257
		18,479,715

	INFORMATION TECHNOLOGY – 17.6%
17,887	3PAR, Inc.*	183,342
9,260	Activision Blizzard, Inc.*	105,471
15,407	Advanced Energy Industries, Inc.*	168,399
23,755	Applied Micro Circuits Corp.*	176,500
13,950	Arrow Electronics, Inc.*	366,606
9,024	AsiaInfo Holdings, Inc.*	221,900

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	INFORMATION TECHNOLOGY (continued)
11,666	ATMI, Inc.*	$181,406
9,145	Autodesk, Inc.*	214,450
7,075	Avid Technology, Inc.*	84,192
17,515	BMC Software, Inc.*	678,356
25,575	CA, Inc.	565,207
8,525	Checkpoint Systems, Inc.*	120,884
39,991	China Security & Surveillance Technology, Inc.*	241,146
10,736	Compellent Technologies, Inc.*	222,987
12,062	Constant Contact, Inc.*	215,427
21,694	Cypress Semiconductor Corp.*	207,612
75,950	Dell, Inc.*	1,072,414
11,811	DST Systems, Inc.*	501,731
5,777	Electronic Arts, Inc.*	97,574
4,338	Electronics for Imaging, Inc.*	52,099
18,817	Emulex Corp.*	183,278
26,868	Formfactor, Inc.*	455,413
10,247	Genpact Ltd.*	133,006
32,258	Harmonic, Inc.*	163,225
26,184	Infinera Corp.*	215,494
18,600	Infosys Technologies Ltd. - ADR	948,042
10,385	International Rectifier Corp.*	194,407
21,080	Intuit, Inc.*	615,747
18,755	Jack Henry & Associates, Inc.	428,552
5,675	Lam Research Corp.*	192,893
29,453	Lawson Software, Inc.*	192,917
21,080	Linear Technology Corp.	568,528
2,103	Littelfuse, Inc.*	55,057
51,305	Logitech International SA*	848,072
13,539	MEMC Electronic Materials, Inc.*	163,010
3,621	MercadoLibre, Inc.*	178,733
9,606	Molex, Inc.	178,576
4,960	National Instruments Corp.	141,509
72,075	National Semiconductor Corp.	1,052,295
9,586	NetSuite, Inc.*	133,821
59,520	Nokia OYJ - ADR	789,235
9,619	Novellus Systems, Inc.*	199,017
14,103	Parametric Technology Corp.*	212,391
3,724	Rogers Corp.*	104,868
2,026	SanDisk Corp.*	39,953
22,320	SAP AG - ADR	1,068,458
16,120	Supertex, Inc.*	385,590
7,104	SYNNEX Corp.*	201,114
10,605	Take-Two Interactive Software, Inc.*	119,306
59,520	Telefonaktiebolaget LM Ericsson - ADR	579,725
6,896	Tessera Technologies, Inc.*	163,228
51,897	TriQuint Semiconductor, Inc.*	282,320
11,595	Tyler Technologies, Inc.*	231,668
6,769	Viasat, Inc.*	207,470
7,490	Wright Express Corp.*	218,483
20,153	Zoran Corp.*	184,198
		17,707,302

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	MATERIALS – 3.8%
4,935	Allegheny Technologies, Inc.	$167,938
18,638	Allied Nevada Gold Corp.*	242,294
6,936	Aptargroup, Inc.	250,528
15,746	Calgon Carbon Corp.*	220,286
4,916	Cliffs Natural Resources, Inc.	216,599
7,848	Coeur d’Alene Mines Corp.*	179,013
15,190	Compass Minerals International, Inc.	988,717
15,971	Horsehead Holding Corp.*	179,195
3,027	Monsanto Co.	244,430
4,076	Newmont Mining Corp.	218,637
3,565	Praxair, Inc.	292,437
5,219	Terra Industries, Inc.	201,349
2,793	Vulcan Materials Co.	135,405
21,700	Worthington Industries, Inc.	254,107
		3,790,935

	TELECOMMUNICATION SERVICES – 2.1%
30,380	Premiere Global Services, Inc.*	229,673
83,080	Telefonos de Mexico SAB de CV - ADR	1,491,286
12,788	United States Cellular Corp.*	476,481
		2,197,440

	UTILITIES – 4.3%
6,714	Allete, Inc.	224,516
8,262	Alliant Energy Corp.	227,040
14,468	Duke Energy Corp.	241,326
6,963	Edison International	237,090
25,265	Exelon Corp.	1,217,268
12,644	Great Plains Energy, Inc.	225,063
12,413	Hawaiian Electric Industries, Inc.	246,522
5,018	Ormat Technologies, Inc.	206,591
9,481	Piedmont Natural Gas Co., Inc.	224,700
18,655	PNM Resources, Inc.	207,817
11,515	Portland General Electric Co.	225,809
7,468	Public Service Enterprise Group, Inc.	234,196
34,289	RRI Energy, Inc.*	168,702
6,200	South Jersey Industries, Inc.	223,572
11,429	Westar Energy, Inc.	235,323
		4,345,535

	TOTAL COMMON STOCKS
	(Proceeds $82,257,270)	88,772,191

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of November 30, 2009

Number
of Shares		Value
	EXCHANGE TRADED FUNDS – 0.4%
7,595	iShares Dow Jones U.S. Technology Sector Index Fund	411,041

	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $402,170)	411,041

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $82,659,440)	$89,183,232

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trusts

* Non-income producing security.
+ Long security positions with a value of $65,139,646 and a cash value of $88,884,242 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2009

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Assets
Investments in securities, at value (cost $21,789,349 and $86,497,954)	$25,731,127	$99,619,141
Cash		1,055,109
Cash deposited with broker for securities sold short	–	88,884,242
Receivables:
Securities sold	–	5,974,381
Fund shares sold	2,302	104,613
Dividends and interest	65,554	163,075
Prepaid expenses	24,112	16,504
Total assets	25,823,095	195,817,065

Liabilities
Securities sold short, at value (proceeds $82,659,440)	–	89,183,232
Payables:
Investment securities purchased	145,973	5,239,820
Dividends on securities sold short	–	178,618
Fund shares redeemed	10,073	274,932
Advisory fees	7,961	53,695
Distribution and service plan fees	15,197	31,073
Administration fees	3,126	3,357
Custody fees	808	7,697
Fund accounting fees	2,592	7,714
Transfer agent fees	3,878	4,148
Trustees fees	953	–
Chief Compliance Officer fees	1,319	1,837
Accrued expenses and other liabilities	7,145	13,494
Total liabilities	199,025	94,999,617

Net Assets	$25,624,070	$100,817,448

Composition of Net Assets
Capital (par value of $0.01 per share with an unlimited number
of shares authorized)	$30,736,762	$118,031,092
Undistributed net investment income	67,989	–
Accumulated net realized loss on investments	(9,122,459)	(23,811,039)
Net unrealized appreciation on investments	3,941,778	6,597,395
Net Assets	$25,624,070	$100,817,448

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$19,576,744	$91,845,994
Shares of beneficial interest issued and outstanding	1,511,214	7,071,709
Redemption price	12.95	12.99
Maximum sales charge (5.75%* of offering price)	0.79	0.79
Maximum offering price to public	$13.74	$13.78

Class C Shares:
Net assets applicable to shares outstanding	$6,047,326	$8,971,454
Shares of beneficial interest issued and outstanding	481,722	697,673
Offering and redemption price	$12.55	$12.86

*	On sales of $50,000 or more, the sales charge will be reduced.

     See Notes to Financial Statements

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2009

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Investment Income
Dividends (net of foreign withholding	$556,700	$1,777,426
taxes of $2,633 and $4,154, respectively)
Interest	1,608	39,332
Total income	$558,308	$1,816,758

Expenses
Advisory fee	244,299	1,669,840
Distribution (12b-1) and service fees
Class A	56,899	350,422
Class C	43,846	116,349
Administration fee	39,000	161,938
Transfer agent fees and expenses	38,572	114,362
Fund accounting fees and expenses	41,126	92,318
Registration fees	61,197	72,005
Professional fees	26,097	54,465
Custody	15,699	44,326
Printing	10,608	22,440
Offering costs	–	17,890
Trustees’ fees and expenses	5,996	5,997
Insurance	4,945	4,863
CCO fees	5,476	3,447
Miscellaneous	1,265	2,045

Total expenses	595,025	2,732,707
Advisory fee waived	(114,260)	(140,684)
Dividend and interest expense on securities sold short	–	2,110,603
Net expenses	480,765	4,702,626
Net investment income (loss)	77,543	(2,885,868)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Long positions	$(4,298,376)	$12,047,864
Sold short	–	(35,528,693)
	(4,298,376)	(23,480,829)
Net unrealized appreciation (depreciation)
Long positions	8,120,511	17,895,086
Sold short	–	(11,044,357)
	8,120,511	6,850,729

Net realized and unrealized gain (loss) on investments	3,822,135	(16,630,100)

Net Increase (Decrease) in Net Assets from Operations	$3,899,678	$(19,515,968)

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended		For the Year Ended
	November 30, 2009		November 30, 2008
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$77,543		$(25,788)
Net realized loss on investments	(4,298,376)		(4,832,459)
Net change in unrealized appreciation (depreciation) on investments	8,120,511		(4,370,976)
Net increase (decrease) in net assets resulting from operations	3,899,678		(9,229,223)

Distributions to Shareholders
From net realized gain on investment
Class A	—		(62,161)
Class C	—		(16,305)
Total distributions to shareholders	—		(78,466)

Capital Transactions
Net proceeds from shares sold	35,949,781		38,052,969
Reinvestment of distributions	—		38,657
Cost of shares repurchased	(35,204,515)	**	(9,234,087)	**
Net change in net assets from capital transactions	745,266		28,857,539

Total increase in net assets	4,644,944		19,549,850

Net Assets
Beginning of year	20,979,126		1,429,276
End of year	$25,624,070		$20,979,126

**	Net of redemption fee proceeds of $4,731 and $1,595, respectively.

     See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
STATEMENT OF CHANGES IN NET ASSETS

			For the Period
			July 24, 2008*
	For the Year Ended		through
	November 30, 2009		November 30, 2008
Operations
Net investment loss	$(2,885,868)		$(257,721)
Net realized gain (loss) on investments	(23,480,829)		501,902
Net change in unrealized appreciation (depreciation) on investments	6,850,729		(253,333)
Net decrease in net assets resulting from operations	(19,515,968)		(9,152)

Distributions to Shareholders
From net realized gain on investment
Class A	(506,424)		–
Class C	(49,746)		–
Total distributions to shareholders	(556,170)		–

Net proceeds from shares sold	121,119,163		154,740,253
Reinvestment of distributions	320,410		–
Cost of shares repurchased	(146,853,051)	**	(8,428,037)	**
Net change in net assets from capital transactions	(25,413,478)		146,312,216

Total increase (decrease) in net assets	(45,485,616)		146,303,064

Net Assets
Beginning of period	146,303,064		–
End of period	$100,817,448		$146,303,064

*	Commencement of investment operations.
**	Net of redemption fee proceeds of $12,851 and $11,526, respectively.

     See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
STATEMENT OF CASH FLOWS - For the Year Ended November 30, 2009

For the Year Ended
November 30, 2009
Cash Flows from Operating Activities:
Net Increase in net assets resulting from operations	$(19,515,968)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(236,412,979)
Proceeds from sale of investment securities	228,119,139
Proceeds from short sale	283,696,582
Closed short transactions	(292,093,516)
Sale of short-term investment, net	76,066,030
Decrease in deposits with brokers for short sales	(31,051,146)
Increase in dividends payables on securities sold short	95,681
Increase in dividends and interest receivables	(67,934)
Increase in receivables for securities sold	(5,974,381)
Decrease in other assets	35,565
Increase in payables for securities purchased	5,239,820
Decrease in accrued expenses	(74,166)
Net realized loss on investments	23,480,829
Unrealized depreciation on securities	(6,850,729)
Net cash from operating activities	24,692,827

Cash Flows from financing activities:
Proceeds from shares sold	123,872,356
Payment on shares redeemed	(148,322,529)
Cash distributions paid	(235,760)
Net cash used from financing activities	(24,685,933)

Net Increase in Cash	6,894

Cash:
Beginning balance	1,048,215
Ending balance	1,055,109

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $320,410.

     See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
Class A FINANCIAL HIGHLIGHTS

Per Share Operating Performance
for a Share Outstanding Throughout the Period
						For the Period
						December 5, 2005**
	For the Year Ended	For the Year Ended		For the Year Ended		through
	November 30, 2009	November 30, 2008		November 30, 2007+		November 30, 2006+
Net Asset Value, Beginning of Period	$11.22	$18.94		$16.56		$15.00
Income from Investment Operations
Net investment loss	0.06	(0.01)	(a)	(0.06)		(0.04)	(a)
Net realized and unrealized gain (loss)
on investments	1.67	(6.42)		2.44		1.60
Total from investment operations	1.73	(6.43)		2.38		1.56

Less Distributions
From net realized gain	–	(1.29)		–		–

Net Asset Value, End of Period	$12.95	$11.22		$18.94		$16.56

Total return (b)	15.42%	(36.40% )		14.37%		10.40%	***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$19,577	$18,280		$1,131		$917
Ratio of expenses to average net assets* (d)	1.65%	1.65%		1.65%		1.65%	(c)
Ratio of net investment loss to average net assets* (d)	0.40%	(0.09% )		(0.37%	)	(0.29% )	(c)
Portfolio turnover rate	132%	116%		69%		93%	***

*	If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.07%	2.14%		16.27%		41.38%	(c)
Ratio of net investment loss to average net assets	(0.02% )	(0.58% )		(14.99%	)	(40.02% )	(c)

**	Commencement of investment operations.
***	Not annualized.
+	Zacks Investment Management, Inc. (“Zacks”) serves as the Fund's Advisor effective December 1, 2007. Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor December 5, 2005 to November 30, 2007.
(a)	Based on average shares outstanding during the period.
(b)	Does not include payment of maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
(c)	Annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.

     See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
Class C FINANCIAL HIGHLIGHTS

Per Share Operating Performance
for a Share Outstanding Throughout the Period
							For the Period
							December 5, 2005**
	For the Year Ended		For the Year Ended		For the Year Ended		through
	November 30, 2009		November 30, 2008		November 30, 2007+		November 30, 2006+
Net Asset Value, Beginning of Period	$10.95		$18.64		$16.43		$15.00
Income from Investment Operations
Net investment loss	(0.03)		(0.05)	(a)	(0.26)		(0.15)	(a)
Net realized and unrealized gain on
investments	1.63		(6.35)		2.47		1.58
Total from investment operations	1.60		(6.40)		2.21		1.43

Less Distributions
From net realized gain	–		(1.29)		–		–

Net Asset Value, End of Period	$12.55		$10.95		$18.64		$16.43

Total return (b)	14.61%		(36.86% )		13.45%		9.53%	***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$6,047		$2,699		$299		$418
Ratio of expenses to average net assets* (d)	2.40%		2.40%		2.40%		2.40%	(c)
Ratio of net investment income to average net assets* (d)	(0.31%	)	(0.84% )		(1.16%	)	(1.04% )	(c)
Portfolio turnover rate	132%		116%		69%		93%	***

*			If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	2.82%		2.89%		16.39%		42.13%	(c)
Ratio of net investment loss to average net assets	(0.73%	)	(1.33% )		(15.14%	)	(40.77% )	(c)

**	Commencement of investment operations.
***	Not annualized.
+	Zacks Investment Management, Inc. (“Zacks”) serves as the Fund's Advisor effective December 1, 2007. Claymore Advisors, LLC served as the Advisor and Zacks served as the Sub-Advisor December 5, 2005 to November 30, 2007.
(a)	Based on average shares outstanding during the period.
(b)	Does not assume payment of maximum CDSC of 1% charged on certain redemptions made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after March 31, 2006). If the sales charge was included total returns would be lower. These returns include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
(c)	Annualized.
(d)	Does not include expenses of the investment companies in which the Fund invests.

     See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
Class A FINANCIAL HIGHLIGHTS

Per Share Operating Performance
for a Share Outstanding Throughout the Period
			For the Period
			July 24, 2008**
	For the Year Ended		through
	November 30, 2009		November 30, 2008
Net Asset Value, Beginning of Period	$14.66		$15.00
Income from Investment Operations
Net investment loss	(0.37)		(0.05)	(a)
Net realized and unrealized loss on investments	(1.24)		(0.29)
Total from investment operations	(1.61)		(0.34)

Less Distributions
From net investment income	(0.06)		–

Net Asset Value, End of Period	$12.99		$14.66

Total return (b)	(10.96% )		(2.27% )	***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$91,846		$137,450
Ratio of expenses to average net assets*	3.04%	(d)	2.20%	(c)(d)
Ratio of net investment loss to average net assets*	(1.84% )		(1.02% )	(c)
Portfolio turnover rate	227%		25%	***

*	If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	3.13%		2.27%	(c)
Ratio of net investment loss to average net assets	(1.94% )		(1.09% )	(c)

**	Commencement of investment operations.
***	Not annualized.
(a)	Based on average shares outstanding during the period.
(b)	Does not include payment of maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
(c)	Annualized.
(d)	Includes dividend expense for securities sold short. If dividend expense was excluded, the net expense ratio would be 1.65%.

     See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
Class C FINANCIAL HIGHLIGHTS

Per Share Operating Performance
for a Share Outstanding Throughout the Period
			For the Period
			July 24, 2008**
	For the Year Ended		through
	November 30, 2009		November 30, 2008
Net Asset Value, Beginning of Period	$14.63		$15.00
Income from Investment Operations
Net investment loss	(0.43)		(0.08)	(a)
Net realized and unrealized loss on investments	(1.28)		(0.29)
Total from investment operations	(1.71)		(0.37)

Less Distributions
From net investment income	(0.06)		–

Net Asset Value, End of Period	$12.86		$14.63

Total return (b)	(11.66% )		(2.47% )	***

Ratios and Supplemental Data
Net assets, end of period (thousands)	$8,971		$8,853
Ratio of expenses to average net assets*	3.79%	(d)	2.93%	(c)(d)
Ratio of net investment loss to average net assets*	(2.59% )		(1.76% )	(c)
Portfolio turnover rate	227%		25%	***

*	If certain expenses had not been waived or reimbursed by the Advisor, total return would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets	3.88%		3.00%	(c)
Ratio of net investment loss to average net assets	(2.69% )		(1.83% )	(c)

**	Commencement of investment operations.
***	Not annualized.
(a)	Based on average shares outstanding during the period.
(b)	Does not assume payment of maximum CDSC of 1% charged on certain redemptions made within one year of purchase and 0.50% if redeemed during months 13-18. If the sales charge was included total returns would be lower. These returns include Rule 12b-1 fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.
(c)	Annualized.
(d)	Includes dividend expense for securities sold short. If dividend expense was excluded, the net expense ratio would be 2.40%.

     See Notes to Financial Statements

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009

Note 1 – Organization:
Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks Multi-Cap Opportunities Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009 – continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
In June 2006, FASB released “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”). The Income Tax Statement addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2009. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2006-2009) for purposes of implementing the Income Tax Statement, and has concluded that no provision for income tax is required in the Funds’ financial statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009 – continued

Note 3 - Investment Advisory Agreement and Other Agreements:
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% and 1.10% respectively, of each Funds’ average daily net assets. The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% of each Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.

For the year ended November 30, 2009, the Advisor waived $114,260 of its advisory fees for the Zacks Multi-Cap Opportunities Fund and $140,684 for the Zacks Market Neutral Fund. For a period of five years subsequent to the Funds’ commencement of operations, the Advisor may recover from each Fund fees and expenses previously waived or reimbursed during the prior three years, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit in effect at the time of such waiver or reimbursement. At November 30, 2009, the amounts of these potentially recoverable expenses were $188,141 and $157,684 for the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund, respectively. As of November 30, 2009, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	Multi-Cap
	Opportunities Fund	Market Neutral Fund
November 30, 2011	$73,881	$17,000
November 30, 2012	114,260	140,684

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C Shares retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the year ended November 30, 2009 were as follows:

	Class A Net	Class C Deferred
	Selling Commissions	Sales Charges
Multi-Cap Opportunities Fund	$6,903	$6,197
Market Neutral Fund	30,703	46,718

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended November 30, 2009, the Funds’ allocated fees paid to non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees paid for CCO services for the year ended November 30, 2009 are reported on the Statements of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009 – continued

Note 4 - Federal Income Taxes:
As of November 30, 2009, the Multi-Cap Opportunities Fund had a capital loss carry forward of $7,594,000, of which $2,860,430 expires on November 30, 2016 and $4,733,570 expires on November 30, 2017.

As of November 30, 2009, the Market Neutral Fund had a capital loss carry forward of $20,814,138 which expires on November 30, 2017.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of November 30, 2009, the Multi-Cap Opportunities and Market Neutral Funds had $8,531 and $513,404, respectively, of post-October losses which are deferred until December 1, 2009 for tax purposes.

At November 30, 2009, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Cost of Investments	$23,309,277	$87,073,156

Proceeds from securities sold short	$–	$(80,713,440)

Gross unrealized appreciation	$3,467,844	$16,551,073
Gross unrealized depreciation	(1,045,994)	(12,474,880)
Net unrealized appreciation on investments and
securities sold short	$2,421,850	$4,076,193

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Zacks Multi-Cap
	Opportunities	Zacks Market
	Fund	Neutral Fund
Undistributed ordinary income	$67,989	$–
Undistributed long-term gains	–	–
Tax accumulated earnings	67,989	–
Accumulated capital and other losses	$(7,602,531)	$(21,289,837)

Unrealized appreciation on investments	2,421,850	4,076,193

Total accumulated earnings (deficit)	$(5,112,692)	$(17,213,644)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009 – continued

On the Statements of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

		Accumulated Net
	Undistributed Net	Realized Gains (Loss)
	Investment Loss	on Investments	Capital
Multi-Cap Opportunities Fund	$(9,554)	$9,554	$–
Market Neutral Fund	2,885,868	(72,885)	(2,812,983)

The permanent differences primarily relate to net operating losses and adjustments for tax treatment of certain income and expenses. The reclassifications have no impact on the net assets or net asset value of the Funds.

The tax character of distributions paid during the fiscal year ended November 30, 2009 and fiscal year ended November 30, 2008 were as follows:

	Multi-Cap Opportunities Fund		Market Neutral Fund
	11/30/09	11/30/08	11/30/09	11/30/08
Distribution paid from:
Ordinary income	$–	$32,150	$556,170	$–
Long-term capital gains	–	46,316	–	–
Total Distributions	$–	$78,466	$556,170	$–

Note 5 - Capital Transactions:
Capital transactions for Zacks Multi-Cap Opportunities Fund were as follows:

	For the year ended		For the year ended
	November 30, 2009		November 30, 2008
	Shares	Value	Shares	Value
Subscriptions:
Class A	2,854,834	$32,062,957	2,249,487	$34,191,567
Class C	354,110	3,886,824	260,356	3,861,402
Total Subscriptions	3,208,944	$35,949,781	2,509,843	$38,052,969

Shares issued on reinvestment of distributions:
Class A	–	$–	1,279	$22,352
Class C	–	–	949	16,305
Total Reinvestments	–	$–	2,228	$38,657

Repurchases:
Class A	(2,973,478)	$(33,923,490)	(680,607)	$(8,808,463)
Class C	(118,826)	(1,281,025)	(30,887)	(425,624)
Total Repurchases	(3,092,304)	$(35,204,515)	(711,494)	$(9,234,087)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009 – continued

Capital transactions for Zacks Market Neutral Fund were as follows:

	For the year ended		For the Period July 24, 2008*
	November 30, 2009		To November 30, 2008
	Shares	Value	Shares	Value
Subscriptions:
Class A	7,949,328	$112,995,797	9,943,641	$145,813,572
Class C	571,460	8,123,366	608,939	8,926,681
Total Subscriptions	8,520,788	$121,119,163	10,552,580	$154,740,253

Shares issued on reinvestment of distributions:
Class A	21,040	$273,937	–	$–
Class C	3,600	46,473	–	–
Total Reinvestments	24,640	$320,410	–	$–

Repurchases:
Class A	(10,271,586)	$(140,389,495)	(570,714)	$(8,373,412)
Class C	(482,552)	(6,463,556)	(3,774)	(54,625)
Total Repurchases	(10,754,138)	$(146,853,051)	(574,488)	$(8,428,037)

*Commencement of investment operations.

Effective May 1, 2008, the Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed or exchanged within 30 days of purchase or exchange into the Funds. The redemption fee is paid directly to the Funds and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For the year ended November 30, 2009, the Zacks Multi-Cap Opportunities Fund received $4,731 in redemption fees and the Zacks Market Neutral Fund received $12,442 in redemption fees.

Note 6 - Investment Transactions:
For the year ended November 30, 2009, purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Zacks Multi-Cap Opportunities Fund	$37,427,898	$33,186,193
Zacks Market Neutral Fund	236,447,176	228,119,139

Note 7 - Distribution and Service Plan:
The Funds have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the year ended November 30, 2009, distribution and service fees incurred are disclosed on the Statement of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009 – continued

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure:
In September 2006, FASB issued Fair Value Measurements and Disclosures effective for financial statements issued for interim and annual periods beginning after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2009, in valuing the Funds’ assets carried at fair value:

Zacks Multi-Cap Opportunities Fund
Sector	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,582,474	–	–	$2,582,474
Consumer Staples	2,665,957	–	–	2,665,957
Energy	2,978,330	–	–	2,978,330
Financials	2,075,290	–	–	2,075,290
Health Care	3,498,461	–	–	3,498,461
Industrials	1,719,095	–	–	1,719,095
Information Technology	5,231,409	–	–	5,231,409
Materials	1,146,579	–	–	1,146,579
Telecommunication Services	785,411	–	–	785,411
Utilities	1,007,492	–	–	1,007,492
Exchange-Traded Funds	1,657,708	–	–	1,657,708
Short-Term Investments	382,921	–	–	382,921
Total	$25,731,127	–	–	$25,731,127

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2009 – continued

Zacks Market Neutral Fund
Sector	Level 1	Level 2	Level 3	Total
Long Securities - Common Stock
Consumer Discretionary	$14,413,785	–	–	$14,413,785
Consumer Staples	10,153,726	–	–	10,153,726
Energy	3,079,068	–	–	3,079,068
Financials	851,145	–	–	851,145
Health Care	13,801,511	–	–	13,801,511
Industrials	16,970,935	–	–	16,970,935
Information Technology	20,264,532	–	–	20,264,532
Materials	2,517,783	–	–	2,517,783
Telecommunication Services	2,656,799	–	–	2,656,799
Utilities	3,584,615	–	–	3,584,615
Exchange-Traded Funds	910,160	–	–	910,160
Short-Term Investments	10,415,082	–	–	10,415,082
Total	$99,619,141	–	–	$99,619,141

Zacks Market Neutral Fund
Sector	Level 1	Level 2	Level 3	Total
Securities Sold Short - Common Stock
Consumer Discretionary	$13,961,738	–	–	$13,961,738
Consumer Staples	10,710,760	–	–	10,710,760
Energy	2,479,133	–	–	2,479,133
Financials	1,684,023	–	–	1,684,023
Health Care	13,415,610	–	–	13,415,610
Industrials	18,479,715	–	–	18,479,715
Information Technology	17,707,302	–	–	17,707,302
Materials	3,790,935	–	–	3,790,935
Telecommunication Services	2,197,440	–	–	2,197,440
Utilities	4,345,535	–	–	4,345,535
Exchange-Traded Funds	411,041	–	–	411,041
Total	$89,183,232	–	–	$89,183,232

Note 10 – Accounting Pronouncement:
In June 2009, FASB issued Derivatives and Hedging effective for financial statements issued for interim and annual periods ending after November 15, 2008. Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Events Subsequent to the Fiscal Period End:
The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. In addition, an entity is required to disclose the date through which subsequent events have been evaluated. Management has evaluated the Fund’s related events and transactions that occurred subsequent to November 30, 2009, through January 26, 2010, the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund (the “Funds”), each a series of Investment Managers Series Trust, including the portfolios of investments, as of November 30, 2009, with respect to Zacks Multi-Cap Opportunities Fund, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, and with respect to Zacks Market Neutral Fund, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period July 24, 2008 (commencement of operations) to December 31, 2008. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended November 30, 2006 have been audited by other auditors, whose report dated January 17, 2007 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund as of November 30, 2009, and the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 26, 2010

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information:
For the year ended November 30, 2009, 11.31% of the dividends paid from net investment income, including short-term capital gains (if any), for the Market Neutral Fund, is designated as qualified dividend income.

For the year ended November 30, 2009, 8.81% of the dividends paid from net investment income, including short-term capital gains (if any), for the Market Neutral Fund, qualifies for the dividends received deduction available to corporate shareholders.

Board Consideration of Investment Advisory Agreement (Unaudited)
At an in-person meeting of the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) held on September 23-24, 2009, the Board, including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) with respect to the Zacks Market Neutral Fund and the Zacks Multi-Cap Opportunities Fund (the “Market Neutral Fund” and the “Multi-Cap Fund” respectively, and together the “Funds”) for a one-year period.

Background
In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Adviser and from Mutual Fund Administration Corporation (“MFAC”) and UMB Financial Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Independent Trustees also received a memorandum from their legal counsel discussing the legal standards under the Investment Company Act of 1940, as amended and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. At the meeting, the Investment Advisor made a presentation to the Board and the Independent Trustees that discussed certain information it had provided in advance of the meeting, as well as other more current information. The Independent Trustees met in executive session, and the Board asked questions of the representatives of the Investment Adviser and considered their responses, before voting on the Advisory Agreement.

The Board and the Independent Trustees considered the Advisory Agreement separately with respect to each of the Funds. In approving the Advisory Agreement with respect to each Fund, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board and the Independent Trustees considered the overall quality of services provided to the Funds by the Investment Adviser and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement. In addition, the Board and the Independent Trustees considered the background, qualifications, education and experience of the Investment Advisor’s key portfolio management and operational personnel; its overall financial strength and stability; its resources and efforts to retain, attract and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board and the Independent Trustees also took into account the experience of the Investment Advisor’s senior management; its investment philosophy and processes, including its brokerage and trading practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations. The Board and the Independent Trustees determined that the nature, extent and quality of the services provided by the Investment Advisor were satisfactory.

Investment Performance
The Board (including the Independent Trustees) reviewed information provided by MFAC comparing each Fund’s performance to its benchmark index based on data from Lipper, Inc. With respect to the Multi-Cap Fund, the Board noted that the Fund’s performance was below that of its benchmark index for the quarter, year-to-date, one-year,

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

two-year, and since-inception periods ended July 31, 2009. They also noted, however, that excluding the effect of sales loads the performance of the Multi-Cap Fund’s Class A shares was above that of the Fund’s benchmark index for the two-year and since-inception periods. With respect to the Market Neutral Fund, the Board noted that the Fund’s performance was below that of its benchmark indexes for the current quarter, year-to-date, and since-inception periods ending July 31, 2009, except that the Fund’s performance was better than that of one of its benchmarks (the Russell 3000 index) for the one-year period ended July 31, 2009. The Board also considered that indexes do not reflect fund operating expenses.

In addition, the Board (including the Independent Trustees) considered a comparison of each Fund’s performance to the performance of a peer group of funds in its Morningstar category. With respect to the Multi-Cap Fund, the comparison showed that the Fund’s performance was below the median of its peer group for the year-to-date, three-month, one-year, and three-year periods ended September 3, 2009. With respect to the Market Neutral Fund, the comparison showed that the Fund’s performance was below the median of its peer group for the year-to-date, three-month, and one-year periods ended September 3, 2009.

The Board and the Independent Trustees discussed each Fund’s performance with the Investment Advisor. The Board and the Independent Trustees considered that the Funds had been operating for a relatively short period of time and that the financial markets have experienced significant turmoil during a substantial portion of that period. The Board (including the Independent Trustees) determined that it would continue to monitor closely the Funds’ performance and any actions taken by the Investment Advisor to improve performance.

Advisory Fees and Fund Expenses
The Board (including the Independent Trustees) considered a comparison each Fund’s fees and expenses to the fees and expenses of a peer group of funds in its Morningstar category. With respect to the Multi-Cap Fund, the Board noted that the Fund’s advisory fee and total expense ratio were above the median of its peer group. With respect to the Market Neutral Fund, the Board noted that the Fund’s advisory fee and total expense ratio were below the peer group median. The Board also noted the small size of each Fund’s assets and that the Advisor had contractually agreed to limit each Fund’s expenses. The Board also reviewed the fees charged by the Investment Advisor to its other clients and noted that although such fees were lower than those charged to the Funds, the Investment Advisor provided additional services to the Funds that it did not provide to its other clients. The Board and the Independent Trustees determined that the fees and expenses for each Fund were reasonable in light of the nature, extent and quality of the services provided by the Advisor.

Economies of Scale and Other Benefits to the Investment Adviser
The Board and the Independent Trustees considered information relating to the Investment Advisor’s costs and profits. The Board (including the Independent Trustees) noted that, at the Funds’ current asset levels, significant economies of scale were unlikely in the near term. In addition, in light of the Fund’s current asset levels, the Board and the Independent Trustees considered it was unlikely that the Adviser’s profit margin from managing the Funds exceeded its profit margin from its other advisory relationships. The Board also considered other benefits received by the Investment Advisor as a result of its relationship with the Funds, including intangible benefits such as any favorable publicity.

Conclusions
Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the renewal of the Advisory Agreement would be in the best interest of each Fund and its shareholders and approved the continuation of the Advisory Agreement for a one-year period.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-453-4003. The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

			Number of
			Portfolios
Name, Address,	Term of		in the Fund	Other
Year of Birth	Officec and	Principal Occupation	Complex	Directorships
and Position(s) held	Length of	During the Past Five Years	Overseen by	Held
with Trust	Time Served	and Other Affiliations	Trustee	by Trustee
“Non-Interested” Trustees:
Charles H. Millera (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	12	None.
Ashley Toomey Rabun a (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	12	None.
William H. Young a (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	12	None.
Interested Trustees:
John P. Zader a† (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	12	None.
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990 – 2001).	12	None.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Officers of the Trust
Rita Damb (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994 – 2001).
			N/A	N/A
Joy Ausilib (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997 – 2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Todd Cippermanb (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/ Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 150 South Warner Road, Suite 140, King of Prussia, PA 19406.
c	Trustees and officers serve until their successors have been duly elected.
†	Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a. Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Zacks Multi-Cap Opportunities Fund Class A	CZOAX	461418 204
Zacks Multi-Cap Opportunities Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution). The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201-2301
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee. The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.” The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant. In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2008	FYE 11/30/2009
Audit Fees	$25,000	$25,000
Audit-Related Fees	N/A	N/A
Tax Fees	$5,000	$5,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2008	FYE 11/30/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2008	FYE 11/30/2009
Registrant	N/A	N/A
Registrant’s Investment
Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

	(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By	/s/JOHN ZADER
Title: President and Chief Executive Officer
Date: February 5, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/JOHN ZADER
Title: President and Chief Executive Officer
Date: February 5, 2010

By	/s/RITA DAM
Title: Treasurer and Chief Financial Officer
Date: February 5, 2010